Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Estimated Fair Value of Investment in Debt Securities	The estimated fair value of the Company’s investment in debt securities at December 31, 2025 is as follows:
	2025
	Carrying amount	Fair value
Investment in debt securities	$2,918,353	$3,088,068